BORROWINGS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Non Current Liabilities

Balances of borrowings and financing as at December 31, 2018 are as follow:

	2018	Contractual maturity
		Principal	Interest
Senior notes	7,068,263

Local currency
Foreign currency	7,068,263	Jul 2025	Semiannual

Non-qualified bondholders (*)	326,376	Aug 2024 to Feb 2030	Semiannual

Collateralized claims	3,616,074

BNDES	3,616,074	Mar 2024 to Feb 2033	Monthly

Restructuring I	14,993,376

Local currency	8,640,054

Debentures (I)	6,788,519	Aug 2023 to Feb 2035	Semiannual
Other	1,851,535	Aug 2023 to Feb 2035	Semiannual

Foreign currency	6,353,322

Local currency Financial Institution	54,251	Jan 2019 to Dec 203	Monthly

Overall Offer	4,332,352

Local currency	207,035	Feb 2038 to Feb 2042	Single installment
Foreign currency	4,125,317	Feb 2038 to Feb 2042
Loan and debentures from subsidiaries (Note 27)

Subtotal	30,390,692

Incurred debt issuance cost	(12,126)
Present value adjustment (*)	(13,928,660)

Total	16,449,906

Current	672,894
Non-current	15,777,012

(*)

The financial liabilities have been adjusted to present value according to the criteria of ASC 852 as of the time at which it has reclassified each of the financial liabilities that were legally affected by the JRP from liabilities subject to compromise to borrowings and financings or trade payables. It was calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument, the resulting discount will be amortized to financial expense over the term of the debt.

Schedule of debt

Debt breakdown per currency

2018
Euro	198,931
US dollar	8,617,835
Brazilian reais	7,633,140

Total	16,449,906

Debt breakdown per index

	Index/rate	2018
Fixed rate	1.75% p.a. – 10.00% p.a.	8,562,117
CDI	0.75% p.a. – 1.83% p.a.	3,949,639
TJLP	2.95% p.a. + TJLP	3,614,820
TR	0%	14,430
Other	0%	308,900

Total		16,449,906

Long-term debt maturity	Maturity schedule of the long-term debt allocation schedule

2018
Long-term debt
2020	10,958
2021	3,953
2022	970
2023	295,155
2024 and following years	29,405,472

Total	29,716,508